Provisions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 362,147	$ 430,567
Legal Proceedings Contingent Liability Tax [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	124,072	110,165
Legal Proceedings Contingent Liability Labor [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	31,250	24,530
Legal Proceedings Contingent Liability Civil [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	13,569	17,821
Legal Proceedings Contingent Liability Environmental [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	124,810	106,799
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 293,701	$ 259,315